Note 10 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal	$ (2)	$ (2)
State	169	124
Total current income taxes	167	122
Federal
State
Total deferred income taxes
Total provision for income taxes	$ 167	$ 122